17. Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTaxesLineItems [Line Items]
Nature	Others
Composition of deferred tax assets and liabilities	$ 217	$ (443)
Ending balance	6,256	(372)
Deferred tax assets	6,451	1,388
Deferred tax liabilities	$ (195)	(1,760)
Depreciation, amortization and write-offs of assets [member]
DisclosureOfTaxesLineItems [Line Items]
Nature	Exploration and decommissioning costs
Composition of deferred tax assets and liabilities	$ (3,205)	(5,508)
Amortization, impairment reversals and write-offs of assets [member]
DisclosureOfTaxesLineItems [Line Items]
Nature	Impairment
Composition of deferred tax assets and liabilities	$ 6,626	6,280
Depreciation, amortization and write-offs of assets [member]
DisclosureOfTaxesLineItems [Line Items]
Nature	Others
Composition of deferred tax assets and liabilities	$ (8,690)	(9,868)
Payments, receipts and considerations [member]
DisclosureOfTaxesLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Composition of deferred tax assets and liabilities	$ 3,913	1,349
Depreciation [member]
DisclosureOfTaxesLineItems [Line Items]
Nature	Finance leases
Composition of deferred tax assets and liabilities	$ 1,190	189
Payments and use of provisions [member]
DisclosureOfTaxesLineItems [Line Items]
Nature	Provision for legal proceedings
Composition of deferred tax assets and liabilities	$ 664	782
30% of taxable income compensation [member]
DisclosureOfTaxesLineItems [Line Items]
Nature	Tax loss carryforwards
Composition of deferred tax assets and liabilities	$ 2,501	2,511
Sales, write-downs and losses [member]
DisclosureOfTaxesLineItems [Line Items]
Nature	Inventories
Composition of deferred tax assets and liabilities	$ 158	630
Payments and use of provisions [member]
DisclosureOfTaxesLineItems [Line Items]
Nature	Employee Benefits
Composition of deferred tax assets and liabilities	$ 2,882	$ 3,706